Mezzanine Equity And Stockholders' Deficit - Schedule of the option activity (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity And Permanent Equity [Abstract]
Beginning (Number of Options)	36,320,980	34,990,469
Granted	1,250,000	4,350,000
Exercised		(9,075)
Expired/Cancelled	(200,000)	(3,010,414)
Ending (Number of Options)	37,370,980	36,320,980	34,990,469
Vested/Exercisable	16,163,949	14,578,490
Beginning (Weighted Average Exercise Price)	$ 0.13	$ 0.13
Granted	0.16	0.15
Exercised		0.14
Expired/Cancelled	0.11	0.13
Ending (Weighted Average Exercise Price)	0.13	0.13	$ 0.13
Vested/Exercisable	$ 0.12	$ 0.12
Weighted Average Remaining Life in Years	7 years 10 months 28 days	8 years 25 days	8 years 11 months 1 day
Vested/Exercisable	6 years 10 months 17 days	6 years 10 months 6 days
Beginning (Aggregate Intrinsic Value)	$ 1,083,492	$ 106,429
Ending (Aggregate Intrinsic Value)	1,073,492	1,083,492	$ 106,429
Vested/Exercisable	$ 569,604	$ 527,441